Segment and Geographic Area Information - Schedule of Reconciliation of Certain Segment Information to Consolidated Totals (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Revenue Reconciling Item [Line Items]
Consolidated sales	$ 2,329	$ 2,679	$ 6,781	$ 8,748	$ 11,199	$ 13,147	$ 12,573
Historical [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Consolidated sales					11,199	13,147	12,573
Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Consolidated sales	$ 3,845	$ 4,551	$ 11,287	$ 15,132	19,333	23,210	23,020
Operating Segments [Member] | Historical [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Consolidated sales					13,404	15,698	15,417
Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Consolidated sales					(8,300)	(10,193)	(10,642)
Intersegment Eliminations [Member] | Historical [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Consolidated sales					(2,219)	(2,555)	(2,845)
Corporate [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Consolidated sales					166	130	195
Corporate [Member] | Historical [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Consolidated sales					$ 14	$ 4	$ 1